Columbia Intermediate Duration Municipal Bond Fund
Third Quarter Report
July 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 0.5%
Issue Description	Yield	Principal Amount ($)	Value ($)
Massachusetts 0.3%
JPMorgan Chase Putters/Drivers Trust(a),(b),(c),(d)
Tax-Exempt Preferred
Series 2020-5033 (JPMorgan Chase Bank)
11/16/2024	4.550%	4,400,000	4,400,000
New York 0.2%
New York City Municipal Water Finance Authority(c),(d)
Revenue Bonds
Series 2011 (JPMorgan Chase Bank)
06/15/2044	4.050%	1,000,000	1,000,000
New York City Transitional Finance Authority(c),(d)
Revenue Bonds
Future Tax Secured
Subordinated Series 2018 (JPMorgan Chase Bank)
08/01/2042	4.050%	1,000,000	1,000,000
New York City Water & Sewer System(c),(d)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	4.050%	1,250,000	1,250,000
Total			3,250,000
Total Floating Rate Notes (Cost $7,650,000)			7,650,000

Municipal Bonds 100.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 1.6%
Black Belt Energy Gas District
Revenue Bonds
Project No. 5
Series 2020A-1 (Mandatory Put 10/01/26)
10/01/2049	4.000%	6,500,000	6,517,096
Series 2023A (Mandatory Put 10/01/30)
01/01/2054	5.250%	9,000,000	9,670,583
County of Jefferson Sewer
Refunding Revenue Bonds
Series 2024
10/01/2041	5.250%	1,500,000	1,655,645
UAB Medicine Finance Authority
Refunding Revenue Bonds
University of Alabama - Medicine
Series 2017B2
09/01/2036	5.000%	2,340,000	2,415,487
09/01/2037	5.000%	2,030,000	2,092,714
09/01/2041	5.000%	1,020,000	1,041,283
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
University of Alabama - Medicine
Series 2019
09/01/2044	4.000%	2,470,000	2,420,349
Total			25,813,157
Alaska 0.2%
Alaska Housing Finance Corp.
Prerefunded 12/01/24 Revenue Bonds
State Capital Project Bonds II
Series 2014
12/01/2028	5.000%	2,500,000	2,515,758
06/01/2029	5.000%	1,000,000	1,006,303
Total			3,522,061
Arizona 2.5%
Arizona Industrial Development Authority(a)
Refunding Revenue Bonds
Arizona Agribusiness & Equine Center, Inc. Project
Series 2017B
03/01/2037	5.000%	1,250,000	1,256,919
03/01/2042	5.000%	1,000,000	987,174
Revenue Bonds
Cadence Campus Project
Series 2020A
07/15/2030	4.000%	465,000	462,699
07/15/2040	4.000%	925,000	844,008
07/15/2050	4.000%	1,600,000	1,351,221
Doral Academy Nevada - Fire Mesa
Series 2019A
07/15/2029	3.550%	840,000	813,955
07/15/2049	5.000%	3,350,000	3,357,188
Lone Mountain Campus Projects
Series 2019
12/15/2029	3.750%	425,000	414,981
12/15/2039	5.000%	400,000	403,395
12/15/2049	5.000%	700,000	681,277
Pinecrest Academy - Horizon
Series 2018
07/15/2038	5.750%	1,750,000	1,792,672
Arizona State University
Revenue Bonds
Green Bonds
Series 2019A
07/01/2037	5.000%	7,800,000	8,465,204
Industrial Development Authority of the City of Phoenix (The)(a)
Revenue Bonds
FAC-Legacy Traditional Schools Project
Series 2016
07/01/2031	5.000%	3,000,000	3,069,982

Columbia Intermediate Duration Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2036	5.000%	2,800,000	2,826,162
02/15/2046	5.000%	1,000,000	1,001,570
Series 2018
02/15/2048	5.000%	1,185,000	1,186,033
Maricopa County Industrial Development Authority(e)
Refunding Revenue Bonds
HonorHealth
Series 2024D
12/01/2041	5.000%	1,400,000	1,522,404
Maricopa County Industrial Development Authority
Refunding Revenue Bonds
Horizon Community Learning Center
Series 2016
07/01/2035	5.000%	2,325,000	2,351,404
Revenue Bonds
Reid Traditional Schools Project
Series 2016
07/01/2036	5.000%	750,000	758,886
Maricopa County Industrial Development Authority(a)
Refunding Revenue Bonds
Legacy Traditional Schools Project
Series 2019
07/01/2039	5.000%	1,000,000	1,032,981
Paradise Schools Project
Series 2016
07/01/2047	5.000%	1,225,000	1,206,809
Salt River Project Agricultural Improvement & Power District
Revenue Bonds
Series 2023A
01/01/2043	5.000%	3,000,000	3,309,671
Total			39,096,595
California 11.0%
Alvord Unified School District(f)
Unlimited General Obligation Bonds
2007 Election
Series 2011B (AGM)
08/01/2046	0.000%	1,150,000	1,346,659
Bay Area Toll Authority(g)
Revenue Bonds
San Francisco Bay Area Toll Bridge
Series 2013 (Mandatory Put 04/01/27)
Muni Swap Index Yield + 1.250% 04/01/2036	4.860%	5,000,000	5,036,685
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Burbank Unified School District
Prerefunded 02/01/25 Unlimited General Obligation Bonds
Convertible
Series 2015A
08/01/2031	5.000%	1,325,000	1,339,044
California Educational Facilities Authority
Revenue Bonds
Chapman University
Series 2015
04/01/2028	5.000%	1,000,000	1,010,520
04/01/2029	5.000%	1,650,000	1,666,978
04/01/2030	5.000%	1,700,000	1,716,359
California Health Facilities Financing Authority
Prerefunded 11/15/25 Revenue Bonds
Sutter Health Obligation Group
Series 2016A
11/15/2033	5.000%	5,000,000	5,139,561
Refunding Revenue Bonds
Children’s Hospital
Series 2017A
08/15/2042	5.000%	1,000,000	1,028,623
El Camino Hospital
Series 2015A
02/01/2029	5.000%	1,485,000	1,500,516
Revenue Bonds
El Camino Hospital
Series 2017
02/01/2034	5.000%	1,750,000	1,837,109
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2042	5.000%	1,500,000	1,520,709
Revenue Bonds
National University
Series 2019A
04/01/2037	5.000%	1,470,000	1,570,393
California School Finance Authority(a)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2036	5.000%	1,910,000	1,927,200
Revenue Bonds
Aspire Public Schools Obligation Group
Series 2021
08/01/2041	4.000%	500,000	468,112
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2023
09/01/2037	5.000%	4,800,000	5,532,737
09/01/2038	5.000%	1,000,000	1,149,456
Columbia Intermediate Duration Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority
Prerefunded 10/01/24 Revenue Bonds
Henry Mayo Newhall Memorial Hospital
Series 2014A (AGM)
10/01/2034	5.000%	5,000,000	5,015,324
Revenue Bonds
Methodist Hospital of Southern California
Series 2018
01/01/2038	5.000%	3,000,000	3,183,579
Series 2017
05/15/2033	5.000%	1,350,000	1,395,397
05/15/2034	5.000%	1,000,000	1,032,659
05/15/2035	5.000%	2,200,000	2,269,855
City of Los Angeles Department of Airports(b)
Refunding Revenue Bonds
Green Bonds
Subordinated Series 2023
05/15/2039	5.250%	2,000,000	2,241,544
05/15/2040	5.250%	1,320,000	1,470,748
Los Angeles International Airport
Subordinated Series 2022
05/15/2029	5.000%	2,060,000	2,193,504
Revenue Bonds
Series 2020C
05/15/2030	5.000%	5,000,000	5,424,946
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2030	5.000%	1,910,000	1,958,467
11/15/2031	5.000%	1,000,000	1,024,483
11/15/2032	5.000%	1,610,000	1,648,590
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2035	4.000%	1,000,000	965,620
Del Mar Race Track Authority
Refunding Revenue Bonds
Series 2015
10/01/2035	5.000%	2,665,000	2,666,335
Escondido Union High School District(f)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2008
Series 2009A (AGM)
08/01/2031	0.000%	480,000	382,329
Escondido Union High School District
Unlimited General Obligation Bonds
Convertible
Series 2011
08/01/2032	5.450%	1,250,000	1,284,553
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Fresno Unified School District
Unlimited General Obligation Refunding Bonds
Series 2002A (MBIA)
08/01/2026	6.000%	1,045,000	1,068,367
Golden State Tobacco Securitization Corp.
Prerefunded 06/01/25 Asset-Backed Revenue Bonds
Series 2015A
06/01/2033	5.000%	5,250,000	5,343,250
Prerefunded 06/01/27 Revenue Bonds
Series 2017A-1
06/01/2028	5.000%	1,000,000	1,062,380
06/01/2029	5.000%	1,000,000	1,062,380
Hartnell Community College District(f)
Unlimited General Obligation Refunding Bonds
Capital Appreciation Serial Bonds
Series 2015A
08/01/2035	0.000%	2,650,000	1,679,117
Lakeside Union School District/Kern County(f)
Unlimited General Obligation Bonds
Capital Appreciation - Election
Series 2009 Escrowed to Maturity (AGM)
09/01/2027	0.000%	5,000	4,567
Los Angeles County Sanitation Districts Financing Authority
Refunding Revenue Bonds
Capital Projects - District #14
Subordinated Series 2015
10/01/2033	5.000%	4,000,000	4,095,879
Mount Diablo Unified School District
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2010
Series 2010A (AGM)
08/01/2035	5.750%	2,125,000	2,179,740
M-S-R Energy Authority
Revenue Bonds
Series 2009A
11/01/2039	6.500%	4,940,000	6,313,934
Norman Y Mineta San Jose International Airport SJC
Refunding Revenue Bonds
Series 2017B
03/01/2042	5.000%	1,665,000	1,726,120
Norman Y. Mineta San Jose International Airport(b)
Refunding Revenue Bonds
Series 2017A
03/01/2041	5.000%	1,000,000	1,020,711
Pasadena Public Financing Authority(f)
Revenue Bonds
Capital Appreciation - Rose Bowl
Series 2010A
03/01/2029	0.000%	2,000,000	1,716,315

Columbia Intermediate Duration Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pico Rivera Water Authority
Revenue Bonds
Water System Project
Series 1999A (NPFGC)
05/01/2029	5.500%	1,690,000	1,770,141
Rancho Santiago Community College District(f)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2002
Series 2006C (AGM)
09/01/2031	0.000%	28,000,000	22,018,240
Sacramento Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Subordinated Series 2015A (BAM)
12/01/2027	5.000%	235,000	241,471
12/01/2028	5.000%	425,000	436,757
12/01/2030	5.000%	1,000,000	1,025,802
12/01/2031	5.000%	2,000,000	2,048,167
San Francisco City & County Airport Commission-San Francisco International Airport(b)
Refunding Revenue Bonds
Series 2024-2
05/01/2040	5.250%	6,860,000	7,590,485
Revenue Bonds
Series 2019E
05/01/2045	5.000%	13,500,000	13,899,094
San Joaquin Hills Transportation Corridor Agency(f)
Revenue Bonds
Senior Lien
Series 1993 Escrowed to Maturity
01/01/2025	0.000%	22,405,000	22,127,794
San Jose Unified School District(f)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2002
Series 2006C (NPFGC)
08/01/2027	0.000%	1,495,000	1,362,472
State of California
Unlimited General Obligation Bonds
Series 2015
03/01/2033	5.000%	2,500,000	2,524,212
Tustin Community Facilities District
Refunding Special Tax Bonds
Legacy Villages of Columbus #06-1
Series 2015
09/01/2031	5.000%	1,000,000	1,017,949
09/01/2033	5.000%	1,250,000	1,271,488
Vallejo City Unified School District
Unlimited General Obligation Refunding Bonds
Series 2002A (MBIA)
08/01/2025	5.900%	190,000	190,409
Total			172,745,835
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado 3.2%
Arkansas River Power Authority
Refunding Revenue Bonds
Series 2018A
10/01/2038	5.000%	2,250,000	2,312,432
City & County of Denver
Revenue Bonds
Series 2018A-1
08/01/2041	5.000%	8,000,000	8,244,784
City & County of Denver Airport System(b)
Refunding Revenue Bonds
Series 2017A
11/15/2030	5.000%	5,010,000	5,218,364
Series 2022D
11/15/2039	5.750%	2,250,000	2,593,579
Subordinated Series 2023B
11/15/2040	5.500%	1,250,000	1,417,624
11/15/2041	5.500%	1,000,000	1,129,034
System
Subordinated Series 2018A
12/01/2048	5.000%	3,000,000	3,064,928
Colorado Health Facilities Authority
Prerefunded 06/01/27 Revenue Bonds
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2030	5.000%	2,000,000	2,110,750
06/01/2047	5.000%	1,000,000	1,055,375
Prerefunded 09/01/30 Revenue Bonds
Parkview Medical Center, Inc. Project
Series 2020
09/01/2045	4.000%	1,000,000	1,059,797
09/01/2050	4.000%	1,500,000	1,589,695
Refunding Revenue Bonds
CommonSpirit Health
Series 2019A
08/01/2044	4.000%	2,000,000	1,931,249
08/01/2049	4.000%	2,265,000	2,105,573
Covenant Retirement Communities
Series 2015
12/01/2026	5.000%	1,860,000	1,870,990
12/01/2028	5.000%	1,000,000	1,006,342
12/01/2030	5.000%	1,400,000	1,408,866
Denver City & County School District No. 1
Unlimited General Obligation Bonds
Series 2021
12/01/2039	5.000%	5,000,000	5,493,526
Park Creek Metropolitan District
Refunding Revenue Bonds
Senior Limited Property Tax
Series 2015
12/01/2030	5.000%	1,895,000	1,933,867
Columbia Intermediate Duration Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Tax Allocation Bonds
Limited Property Tax
Series 2015
12/01/2032	5.000%	1,500,000	1,530,568
Regional Transportation District
Certificate of Participation
Series 2015
06/01/2027	5.000%	2,925,000	2,966,082
Total			50,043,425
Connecticut 1.4%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Fairfield University
Series 2018S
07/01/2029	5.000%	1,000,000	1,059,325
State of Connecticut
Revenue Bonds
Special Tax Obligation
Series 2020
05/01/2040	5.000%	2,130,000	2,311,934
Unlimited General Obligation Bonds
Series 2016A
03/15/2027	5.000%	2,155,000	2,223,146
Series 2017A
04/15/2034	5.000%	3,000,000	3,128,947
Series 2019A
04/15/2036	5.000%	2,200,000	2,375,848
Social Bonds
Series 2022F
11/15/2038	5.000%	2,000,000	2,251,692
University of Connecticut
Revenue Bonds
Series 2016A
03/15/2032	5.000%	2,000,000	2,057,660
Series 2017A
01/15/2033	5.000%	4,000,000	4,173,556
Series 2019A
11/01/2036	5.000%	1,485,000	1,585,314
Total			21,167,422
Delaware 0.4%
City of Wilmington
Unlimited General Obligation Bonds
Series 2013A
10/01/2025	5.000%	3,715,000	3,718,487
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Delaware River & Bay Authority
Refunding Revenue Bonds
Series 2024B
01/01/2041	5.000%	735,000	820,066
01/01/2042	5.000%	1,280,000	1,422,276
Total			5,960,829
District of Columbia 3.8%
District of Columbia
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2030	5.000%	3,000,000	3,062,633
Friendship Public Charter School
Series 2016
06/01/2036	5.000%	4,815,000	4,879,305
06/01/2046	5.000%	1,385,000	1,391,129
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2044	4.000%	3,480,000	3,275,947
Unlimited General Obligation Bonds
Series 2023A
01/01/2039	5.000%	1,000,000	1,134,839
District of Columbia Income Tax
Revenue Bonds
Series 2023A
05/01/2041	5.000%	4,000,000	4,495,826
Metropolitan Washington Airports Authority(b)
Refunding Revenue Bonds
Airport System
Series 2019A
10/01/2037	5.000%	5,000,000	5,285,690
Series 2023A
10/01/2039	5.250%	1,400,000	1,550,447
Metropolitan Washington Airports Authority Aviation(b)
Refunding Revenue Bonds
Series 2024A
10/01/2043	5.250%	7,190,000	7,866,551
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	3,000,000	2,809,563
Metropolitan Washington Airports Authority Dulles Toll Road(f)
Revenue Bonds
Capital Appreciation - 2nd Senior Lien
Series 2009B (AGM)
10/01/2024	0.000%	10,000,000	9,942,335
10/01/2025	0.000%	7,500,000	7,204,027
10/01/2026	0.000%	5,000,000	4,634,698

Columbia Intermediate Duration Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington Convention & Sports Authority
Refunding Revenue Bonds
Series 2018A
10/01/2030	5.000%	1,500,000	1,582,780
Total			59,115,770
Florida 4.8%
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien
Series 2017 (BAM)
07/01/2041	4.000%	4,000,000	3,879,601
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018
11/15/2048	5.000%	1,750,000	1,770,733
Series 2018A
11/15/2043	5.000%	1,085,000	1,105,873
City of Lakeland Department of Electric Utilities
Refunding Revenue Bonds
Series 2010 (AGM)
10/01/2028	5.250%	1,250,000	1,365,705
City of Orlando Tourist Development Tax
Refunding Revenue Bonds
Senior Lien - Tourist Development
Series 2017 (AGM)
11/01/2035	5.000%	2,270,000	2,367,658
City of Tampa(f)
Revenue Bonds
Capital Appreciation
Series 2020A
09/01/2034	0.000%	650,000	429,775
County of Broward Airport System(b)
Revenue Bonds
Series 2015A
10/01/2026	5.000%	750,000	759,994
10/01/2031	5.000%	1,000,000	1,013,146
County of Miami-Dade Aviation(b),(e)
Refunding Revenue Bonds
Series 2024A
10/01/2035	5.000%	4,400,000	4,824,262
County of Miami-Dade Aviation(b)
Revenue Bonds
Series 2019A
10/01/2044	4.000%	1,000,000	957,301
County of Miami-Dade Seaport Department(b)
Refunding Revenue Bonds
Series 2023A
10/01/2039	5.000%	3,000,000	3,237,730
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Osceola Transportation(f)
Refunding Revenue Bonds
Series 2020A-2
10/01/2034	0.000%	1,850,000	1,218,461
Series 2020A-2 (AGM)
10/01/2030	0.000%	1,200,000	935,316
Emerald Coast Utilities Authority
Refunding Revenue Bonds
Utility System
Series 2015 (BAM)
01/01/2032	5.000%	1,445,000	1,454,641
Halifax Hospital Medical Center
Refunding Revenue Bonds
Series 2016
06/01/2026	5.000%	1,525,000	1,564,291
06/01/2027	5.000%	1,295,000	1,330,522
Miami-Dade County Educational Facilities Authority
Refunding Revenue Bonds
University of Miami
Series 2015A
04/01/2031	5.000%	2,000,000	2,018,238
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015A
10/01/2030	5.000%	2,150,000	2,180,774
Monroe County School District
Refunding Certificate of Participation
Series 2018A
06/01/2034	5.000%	1,000,000	1,047,100
Orange County School Board
Prerefunded 08/01/26 Certificate of Participation
Series 2016C
08/01/2033	5.000%	5,000,000	5,207,431
Palm Beach County Health Facilities Authority
Revenue Bonds
Lifespace Communities, Inc.
Series 2018
05/15/2036	5.000%	2,550,000	2,572,915
05/15/2037	5.000%	2,500,000	2,519,864
Pasco County School Board
Refunding Certificate of Participation
Series 2015A
08/01/2026	5.000%	4,620,000	4,706,901
08/01/2027	5.000%	2,500,000	2,545,863
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates
Series 2019
01/01/2029	5.000%	505,000	515,942
01/01/2039	5.000%	300,000	302,328
01/01/2049	5.000%	1,000,000	964,439
Columbia Intermediate Duration Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sarasota County Health Facilities Authority
Refunding Revenue Bonds
Village of Isle Project
Series 2016
01/01/2030	5.000%	750,000	753,354
01/01/2031	5.000%	935,000	938,969
01/01/2032	5.000%	1,100,000	1,104,670
Sarasota County Public Hospital District
Revenue Bonds
Memorial Hospital District
Series 2018
07/01/2041	5.000%	5,000,000	5,155,861
School Board of Miami-Dade County (The)
Refunding Certificate of Participation
Series 2015A
05/01/2030	5.000%	2,500,000	2,526,232
Southeast Overtown Park West Community Redevelopment Agency(a)
Tax Allocation Bonds
Series 2014A-1
03/01/2030	5.000%	2,925,000	2,927,116
St. Johns County Industrial Development Authority
Refunding Revenue Bonds
Vicar’s Landing Project
Series 2021
12/15/2041	4.000%	500,000	429,829
12/15/2046	4.000%	500,000	404,117
12/15/2050	4.000%	500,000	388,690
Sterling Hill Community Development District(h)
Special Assessment Bonds
Series 2003B
11/01/2010	0.000%	137,787	63,382
Volusia County Educational Facility Authority
Refunding Revenue Bonds
Embry Riddle Aeronautical University
Series 2020
10/15/2044	5.000%	5,850,000	6,131,515
Revenue Bonds
Series 2015B
10/15/2030	5.000%	1,510,000	1,521,997
Total			75,142,536
Georgia 2.0%
City of Atlanta Water & Wastewater
Revenue Bonds
Series 2018B
11/01/2043	5.000%	3,000,000	3,117,171
Fulton County Development Authority
Refunding Revenue Bonds
Spelman College
Series 2015
06/01/2032	5.000%	3,630,000	3,672,396
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Gainesville & Hall County Development Authority
Refunding Revenue Bonds
Riverside Military Academy
Series 2017
03/01/2027	5.000%	315,000	296,981
03/01/2037	5.000%	2,500,000	2,028,075
03/01/2052	5.125%	2,925,000	2,026,900
Gainesville & Hall County Hospital Authority
Refunding Revenue Bonds
Northeast Georgia Health System, Inc. Project
Series 2017
02/15/2037	5.000%	2,000,000	2,061,594
Northeast Georgia Health Systems, Inc.
Series 2017
02/15/2036	5.000%	1,500,000	1,546,693
02/15/2042	5.000%	3,000,000	3,056,286
Series 2020
02/15/2040	4.000%	7,000,000	6,928,618
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2019A
05/15/2030	5.000%	2,750,000	2,862,825
05/15/2031	5.000%	4,000,000	4,162,711
Total			31,760,250
Guam 0.2%
Territory of Guam(i)
Refunding Revenue Bonds
Section 30
Series 2016A
12/01/2032	5.000%	1,310,000	1,344,046
12/01/2033	5.000%	1,000,000	1,024,703
Total			2,368,749
Idaho 0.1%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2021
10/01/2031	3.800%	2,100,000	1,798,747
Illinois 16.5%
Chicago Board of Education
Revenue Bonds
Series 2017
04/01/2046	6.000%	1,500,000	1,567,725
Series 2018
04/01/2042	5.000%	1,500,000	1,537,739
04/01/2046	5.000%	1,250,000	1,273,448

Columbia Intermediate Duration Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chicago Housing Authority
Revenue Bonds
Series 2018A (HUD)
01/01/2037	5.000%	2,500,000	2,608,580
Chicago O’Hare International Airport
General Obligation Refunding Bonds
Senior Lien
Series 2016B
01/01/2033	5.000%	2,000,000	2,041,147
Refunding Revenue Bonds
General Senior Lien
Series 2017B
01/01/2038	5.000%	2,290,000	2,363,447
Chicago O’Hare International Airport(b)
Refunding Revenue Bonds
Senior Lien
Series 2018
01/01/2037	5.000%	1,200,000	1,253,514
Series 2018A
01/01/2038	5.000%	4,250,000	4,432,424
01/01/2039	5.000%	1,250,000	1,297,963
Series 2022
01/01/2038	5.000%	1,000,000	1,076,827
01/01/2039	5.000%	1,215,000	1,299,368
01/01/2040	5.000%	1,770,000	1,884,406
Series 2015A
01/01/2026	5.000%	1,500,000	1,504,971
01/01/2031	5.000%	1,000,000	1,003,304
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2040	5.000%	1,000,000	1,013,715
Limited General Obligation Refunding Bonds
Series 2016B
01/01/2031	5.000%	1,790,000	1,822,391
Chicago Transit Authority
Revenue Bonds
Second Lien
Series 2017
12/01/2046	5.000%	3,000,000	3,044,417
Chicago Transit Authority Sales Tax Receipts Fund
Refunding Revenue Bonds
Second Lien
Junior Subordinated Series 2020A
12/01/2050	4.000%	3,000,000	2,833,355
City of Chicago
Unlimited General Obligation Bonds
Series 2017A
01/01/2038	6.000%	10,000,000	10,381,257
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019A
01/01/2040	5.000%	6,500,000	6,696,972
01/01/2044	5.000%	11,750,000	11,996,614
Unlimited General Obligation Refunding Bonds
Series 2020A
01/01/2028	5.000%	6,000,000	6,241,717
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Junior Subordinated Series 2017B
01/01/2032	5.000%	2,000,000	2,070,108
01/01/2035	5.000%	3,310,000	3,415,020
Series 2015C
01/01/2031	5.000%	3,715,000	3,734,381
01/01/2039	5.000%	500,000	501,506
Series 2017B
01/01/2033	5.000%	2,500,000	2,586,852
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2025	5.000%	2,000,000	2,047,652
11/01/2027	5.000%	3,750,000	3,873,130
Revenue Bonds
2nd Lien
Junior Subordinated Series 2016A-1
11/01/2027	5.000%	1,000,000	1,031,958
11/01/2029	5.000%	1,000,000	1,031,683
Series 2016A-1
11/01/2028	5.000%	1,000,000	1,033,601
City of Springfield Electric
Refunding Revenue Bonds
Senior Lien
Series 2015
03/01/2028	5.000%	1,000,000	1,009,180
03/01/2029	5.000%	1,000,000	1,008,717
Cook County Community Consolidated School District No. 65 Evanston(f)
Unlimited General Obligation Bonds
Limited Tax
Series 2014
12/01/2027	0.000%	300,000	258,997
12/01/2029	0.000%	400,000	312,951
12/01/2030	0.000%	1,130,000	842,556
12/01/2031	0.000%	1,500,000	1,061,636
Cook County School District No. 144 Prairie Hills(f)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2011C (AGM)
12/01/2028	0.000%	2,830,000	2,388,730
12/01/2029	0.000%	2,580,000	2,089,541
Columbia Intermediate Duration Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Cook County School District No. 83 Mannheim
Unlimited General Obligation Bonds
School
Series 2013
06/01/2033	5.625%	2,980,000	3,376,259
County of Cook
Unlimited General Obligation Refunding Bonds
Series 2016A
11/15/2028	5.000%	3,150,000	3,263,566
11/15/2031	5.000%	2,750,000	2,852,222
County of Cook Sales Tax
Refunding Revenue Bonds
Series 2018
11/15/2035	5.250%	1,520,000	1,605,457
11/15/2036	5.250%	3,000,000	3,163,198
Illinois Finance Authority
Improvement Refunding Bonds
Chicago International
Series 2017
12/01/2037	5.000%	1,000,000	1,018,003
12/01/2047	5.000%	1,000,000	1,002,175
Prerefunded 01/01/27 Revenue Bonds
Edward-Elmhurst Healthcare
Series 2017
01/01/2036	5.000%	2,000,000	2,093,998
Prerefunded 01/01/28 Revenue Bonds
Edward-Elmhurst Healthcare
Series 2018
01/01/2044	5.000%	5,000,000	5,333,531
Prerefunded 05/15/25 Revenue Bonds
Plymouth Place
Series 2015
05/15/2030	5.000%	1,000,000	1,012,847
Refunding Revenue Bonds
OSF Healthcare System
Series 2015A
11/15/2026	5.000%	1,000,000	1,017,232
11/15/2027	5.000%	500,000	508,531
Plymouth Place
Series 2015 Escrowed to Maturity
05/15/2025	5.000%	220,000	222,826
Rush University Medical Center
Series 2015A
11/15/2032	5.000%	10,000,000	10,096,379
Series 2018A
05/15/2043	5.000%	5,000,000	5,098,639
University of Chicago
Series 2024B
04/01/2038	5.250%	1,900,000	2,223,532
04/01/2039	5.250%	2,085,000	2,422,856
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
University of Illinois at Urbana-Champaign Project
Series 2019
10/01/2049	5.000%	1,250,000	1,274,806
Illinois Municipal Electric Agency
Refunding Revenue Bonds
Series 2015A
02/01/2030	5.000%	12,060,000	12,221,732
Illinois State Toll Highway Authority
Refunding Revenue Bonds
Series 2016A
12/01/2032	5.000%	7,790,000	7,956,997
Series 2019A
01/01/2031	5.000%	500,000	541,055
Revenue Bonds
Series 2014C
01/01/2032	5.000%	9,600,000	9,672,135
Unrefunded Revenue Bonds
Series 2016A
12/01/2031	4.000%	5,000,000	5,027,131
Kane McHenry Cook & De Kalb Counties Unit School District No. 300
Unlimited General Obligation Refunding Bonds
Series 2015
01/01/2026	5.000%	4,000,000	4,026,502
Railsplitter Tobacco Settlement Authority
Prerefunded 06/01/26 Revenue Bonds
Series 2017
06/01/2027	5.000%	4,185,000	4,325,537
Sales Tax Securitization Corp.
Refunding Revenue Bonds
Sales Tax Securitization
Series 2017
01/01/2029	5.000%	1,000,000	1,053,734
01/01/2030	5.000%	1,450,000	1,525,322
Senior Lien
Series 2020A
01/01/2030	5.000%	2,000,000	2,179,079
Series 2018A
01/01/2031	5.000%	2,000,000	2,096,739
Series 2018C
01/01/2043	5.250%	5,000,000	5,248,478
South Suburban College Community School District No. 510(f)
Limited General Obligation Bonds
Capital Appreciation - Limited Tax
Series 2009 (AGM)
12/01/2025	0.000%	1,000,000	948,525

Columbia Intermediate Duration Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Southwestern Illinois Development Authority
Revenue Bonds
Local Government - Southwestern Illinois Flood Prevention District Council Project
Subordinated Series 2016
10/15/2029	5.000%	1,780,000	1,818,080
10/15/2032	5.000%	1,335,000	1,363,082
State of Illinois
Revenue Bonds
Junior Obligations
Series 2018B
06/15/2034	5.000%	5,000,000	5,239,645
Unlimited General Obligation Bonds
Series 2016
06/01/2026	5.000%	5,000,000	5,157,207
11/01/2030	5.000%	1,000,000	1,030,352
Series 2019B
11/01/2034	4.000%	5,000,000	5,014,641
Series 2020
05/01/2039	5.500%	4,000,000	4,383,407
05/01/2045	5.750%	2,000,000	2,178,608
Series 2020C
05/01/2030	5.500%	1,500,000	1,616,593
Series 2021A
03/01/2039	4.000%	3,200,000	3,176,543
Series 2023B
05/01/2040	5.250%	1,690,000	1,866,244
Unlimited General Obligation Refunding Bonds
Series 2016
02/01/2026	5.000%	7,000,000	7,181,674
Series 2018A
10/01/2029	5.000%	2,400,000	2,561,703
Series 2018B
10/01/2027	5.000%	2,300,000	2,421,017
10/01/2029	5.000%	5,000,000	5,336,882
State of Illinois Sales Tax
Revenue Bonds
Junior Obligation
Series 2024C
06/15/2041	5.000%	5,000,000	5,441,922
Total			259,670,123
Indiana 0.6%
City of Rockport
Refunding Revenue Bonds
Power Company Project
Series 2018A
06/01/2025	3.050%	2,100,000	2,086,658
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Indiana Finance Authority
Revenue Bonds
BHI Senior Living
Series 2016A
11/15/2046	5.250%	2,500,000	2,541,261
Series 2018
11/15/2038	5.000%	2,000,000	2,067,629
Ohio Valley Electric Corp. Project
Series 2020
11/01/2030	3.000%	2,000,000	1,878,555
11/01/2030	3.000%	1,000,000	939,278
Total			9,513,381
Iowa 0.6%
Iowa Finance Authority
Revenue Bonds
Lifespace Communities, Inc.
Series 2016
05/15/2036	5.000%	4,065,000	4,088,868
Series 2018A
05/15/2043	5.000%	1,000,000	991,506
Northcrest, Inc. Project
Series 2018A
03/01/2048	5.000%	1,250,000	1,147,828
PEFA, Inc.
Revenue Bonds
Series 2019 (Mandatory Put 09/01/26)
09/01/2049	5.000%	3,000,000	3,062,294
Total			9,290,496
Kentucky 1.8%
Kentucky Economic Development Finance Authority
Revenue Bonds
Baptist Healthcare Systems
Series 2017B
08/15/2041	5.000%	3,500,000	3,581,516
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
09/01/2029	5.000%	4,000,000	4,048,589
Kentucky Public Energy Authority
Refunding Revenue Bonds
Series 2023A-1 (Mandatory Put 02/01/32)
04/01/2054	5.250%	5,000,000	5,443,538
Kentucky Public Energy Authority(g)
Revenue Bonds
Series 2019A-2 (Mandatory Put 06/01/25)
0.7 x SOFR + 1.234% 12/01/2049	4.805%	7,000,000	7,018,170
Columbia Intermediate Duration Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Louisville/Jefferson County Metropolitan Government
Refunding Revenue Bonds
Norton Healthcare, Inc.
Series 2016
10/01/2030	5.000%	1,300,000	1,330,802
10/01/2031	5.000%	3,500,000	3,577,898
Paducah Electric Plant Board
Refunding Revenue Bonds
Series 2016A (AGM)
10/01/2027	5.000%	2,000,000	2,074,643
10/01/2028	5.000%	1,850,000	1,918,652
Total			28,993,808
Louisiana 0.2%
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2017
05/15/2042	5.000%	2,500,000	2,554,156
Maine 0.2%
Maine Health & Higher Educational Facilities Authority
Revenue Bonds
Main Health Services
Series 2018A
07/01/2043	5.000%	3,500,000	3,599,355
Maryland 1.4%
County of Anne Arundel
Limited General Obligation Bonds
Consolidated General Improvements
Series 2019
10/01/2031	5.000%	3,500,000	3,853,841
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2030	3.250%	500,000	467,204
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2028	5.000%	1,300,000	1,315,031
Maryland State Transportation Authority
Refunding Revenue Bonds
Transportation Facilities Projects
Series 2024
07/01/2041	5.000%	5,000,000	5,671,271
State of Maryland
Unlimited General Obligation Refunding Bonds
Series 2017B
08/01/2026	5.000%	10,000,000	10,420,393
Total			21,727,740
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts 3.9%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Consolidated Loan of 2023
Series 2023
05/01/2040	5.000%	870,000	982,811
Series 2018A
01/01/2035	5.000%	10,000,000	10,589,291
Series 2019A
01/01/2037	5.000%	850,000	915,126
01/01/2039	5.000%	3,960,000	4,231,142
Limited General Obligation Refunding Bonds
Series 2023C
08/01/2040	5.000%	5,000,000	5,664,548
Massachusetts Bay Transportation Authority(f)
Refunding Revenue Bonds
Series 2016A
07/01/2029	0.000%	3,500,000	2,991,184
Massachusetts Bay Transportation Authority Sales Tax
Revenue Bonds
Sustainability Bonds
Subordinated Series 2017
07/01/2046	5.000%	4,465,000	4,591,195
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Emerson College
Series 2017A
01/01/2034	5.000%	1,000,000	1,034,178
Foxborough Regional Charter
Series 2017
07/01/2037	5.000%	1,400,000	1,409,603
Lahey Clinic Obligation
Series 2015F
08/15/2031	5.000%	2,490,000	2,516,880
08/15/2032	5.000%	4,120,000	4,163,452
08/15/2033	5.000%	3,000,000	3,031,128
Simmons University
Series 2018L
10/01/2034	5.000%	2,390,000	2,460,629
10/01/2035	5.000%	2,000,000	2,056,502
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2032	5.000%	1,300,000	1,327,196
10/01/2036	5.000%	4,600,000	4,672,333

Columbia Intermediate Duration Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Development Finance Agency(a)
Refunding Revenue Bonds
Newbridge Charles, Inc.
Series 2017
10/01/2032	4.000%	2,000,000	2,001,091
10/01/2037	5.000%	500,000	512,462
10/01/2047	5.000%	500,000	504,480
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2033	5.000%	975,000	1,018,026
Massachusetts Port Authority(b)
Refunding Revenue Bonds
Series 2019A
07/01/2040	5.000%	4,000,000	4,181,476
Total			60,854,733
Michigan 2.7%
Fraser Public School District
Unlimited General Obligation Refunding Bonds
Series 2015
05/01/2025	5.000%	1,700,000	1,724,770
Great Lakes Water Authority Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2018B
07/01/2029	5.000%	3,600,000	3,947,067
Marshall Public Schools
Unlimited General Obligation Refunding Bonds
Marshall Public School District
Series 2015
11/01/2028	4.000%	1,380,000	1,390,435
11/01/2029	4.000%	940,000	946,829
Michigan Finance Authority
Refunding Revenue Bonds
Henry Ford Health System
Series 2016
11/15/2041	5.000%	1,000,000	1,018,462
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2029	5.000%	950,000	963,902
07/01/2032	5.000%	1,500,000	1,518,829
07/01/2034	5.000%	500,000	505,825
Revenue Bonds
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2026	5.000%	175,000	177,246
07/01/2027	5.000%	600,000	607,586
07/01/2033	5.000%	5,000,000	5,062,763
Multimodal-McLaren Health Care
Series 2019
02/15/2044	4.000%	4,000,000	3,865,595
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan State Housing Development Authority
Revenue Bonds
Series 2024A
12/01/2039	4.100%	4,025,000	4,026,609
Michigan State University
Refunding Revenue Bonds
Series 2023A
08/15/2040	5.000%	5,550,000	6,183,475
Michigan Strategic Fund(b)
Revenue Bonds
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	3,400,000	3,464,562
Wayne County Airport Authority(b)
Refunding Revenue Bonds
Series 2015F
12/01/2026	5.000%	3,000,000	3,047,086
Wayne County Airport Authority
Revenue Bonds
Detroit Metro
Series 2018
12/01/2036	5.000%	3,205,000	3,409,938
Series 2015D
12/01/2030	5.000%	1,250,000	1,272,111
Total			43,133,090
Minnesota 1.4%
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2029	5.000%	2,720,000	2,791,032
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2043	5.000%	1,000,000	1,024,641
Revenue Bonds
Benedictine Health System
Series 2021
07/01/2036	4.000%	3,000,000	2,695,465
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2029	5.000%	1,050,000	1,085,454
HealthPartners Obligation Group
Series 2015
07/01/2028	5.000%	6,400,000	6,472,266
Columbia Intermediate Duration Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Minneapolis-St. Paul Metropolitan Airports Commission(b),(e)
Revenue Bonds
Private Activity
Subordinated Series 2024
01/01/2042	5.250%	5,000,000	5,469,015
Watertown-Mayer Independent School District No. 111(f)
Unlimited General Obligation Bonds
Series 2020A
02/01/2030	0.000%	2,475,000	1,981,529
Woodbury Housing & Redevelopment Authority
Revenue Bonds
St. Therese of Woodbury
Series 2014
12/01/2034	5.000%	1,000,000	1,000,525
Total			22,519,927
Mississippi 0.7%
Mississippi Business Finance Corp.
Refunding Revenue Bonds
Pollution Control Project
Series 2019
09/01/2028	3.200%	2,000,000	1,970,243
Mississippi Hospital Equipment & Facilities Authority
Refunding Revenue Bonds
Forrest County General Hospital Project
Series 2019
01/01/2039	4.000%	1,500,000	1,458,049
01/01/2040	4.000%	1,100,000	1,059,452
State of Mississippi
Revenue Bonds
Series 2015E
10/15/2029	5.000%	3,500,000	3,544,172
State of Mississippi Gaming Tax
Revenue Bonds
Series 2019A
10/15/2036	5.000%	3,395,000	3,508,321
Total			11,540,237
Missouri 1.4%
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2044	4.000%	2,000,000	1,966,695
02/15/2049	4.000%	2,500,000	2,413,890
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
CoxHealth
Series 2015A
11/15/2028	5.000%	6,210,000	6,281,138
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Luke’s Health Systems, Inc.
Series 2016
11/15/2034	5.000%	3,000,000	3,075,727
Kansas City Industrial Development Authority(b)
Revenue Bonds
Kansas City International Airport
Series 2019
03/01/2046	5.000%	2,000,000	2,053,999
Lee’s Summit Industrial Development Authority
Revenue Bonds
John Knox Village Project
Series 2016A
08/15/2036	5.000%	1,100,000	1,105,049
08/15/2051	5.000%	2,405,000	2,137,923
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Prairie State Project
Series 2015A
12/01/2029	5.000%	2,000,000	2,023,490
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
Friendship Village St. Louis
Series 2017
09/01/2048	5.000%	1,000,000	966,005
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/2025	5.000%	425,000	426,157
Total			22,450,073
Nebraska 1.3%
Nebraska Public Power District
General Refunding Revenue Bonds
Series 2016B
01/01/2037	5.000%	7,435,000	7,562,545
Omaha Public Power District
Revenue Bonds
Series 2023A
02/01/2038	5.000%	1,200,000	1,359,920
Public Power Generation Agency
Refunding Revenue Bonds
Whelan Energy Center Unit
Series 2015
01/01/2027	5.000%	11,865,000	11,936,831
Total			20,859,296
Nevada 0.8%
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2031	5.000%	1,000,000	1,031,343
09/01/2033	5.000%	1,000,000	1,029,547

Columbia Intermediate Duration Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Clark
Revenue Bonds
Series 2023
07/01/2039	5.000%	5,000,000	5,651,916
County of Clark Department of Aviation
Refunding Revenue Bonds
Subordinated Series 2017A-2
07/01/2040	5.000%	4,000,000	4,149,768
State of Nevada Department of Business & Industry(a)
Revenue Bonds
Somerset Academy
Series 2018A
12/15/2029	4.500%	365,000	366,456
Total			12,229,030
New Jersey 4.0%
New Jersey Economic Development Authority
Prerefunded 12/15/26 Revenue Bonds
Series 2016BBB
06/15/2030	5.500%	2,500,000	2,655,359
Revenue Bonds
Transportation Project
Series 2020
11/01/2036	5.000%	5,000,000	5,353,773
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2030	5.000%	1,000,000	1,028,163
06/15/2031	5.000%	1,000,000	1,026,732
Transportation System
Series 2018A
12/15/2034	5.000%	1,500,000	1,597,453
Series 2019
12/15/2033	5.000%	3,000,000	3,251,822
Revenue Bonds
Series 2019BB
06/15/2036	4.000%	1,000,000	1,009,767
06/15/2044	4.000%	2,500,000	2,470,444
06/15/2050	4.000%	3,500,000	3,403,125
Series 2020AA
06/15/2038	4.000%	1,000,000	1,008,496
Transportation Program
Series 2019
06/15/2037	5.000%	4,465,000	4,725,661
Transportation System
Series 2014D
06/15/2032	5.000%	5,000,000	5,021,956
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Transportation Trust Fund Authority(f)
Revenue Bonds
Capital Appreciation Transportation System
Series 2006C (AGM)
12/15/2032	0.000%	5,000,000	3,689,635
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2017E
01/01/2029	5.000%	1,500,000	1,595,370
Series 2017G
01/01/2035	5.000%	6,000,000	6,327,185
New Jersey Turnpike Authority(e)
Refunding Revenue Bonds
Series 2024C
01/01/2042	5.000%	7,000,000	7,794,025
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2031	5.000%	2,750,000	2,893,722
06/01/2032	5.000%	2,000,000	2,102,080
06/01/2033	5.000%	1,500,000	1,575,591
06/01/2034	5.000%	2,000,000	2,098,594
06/01/2046	5.250%	2,440,000	2,527,075
Total			63,156,028
New Mexico 0.2%
City of Santa Fe
Revenue Bonds
El Castillo Retirement Project
Series 2019
05/15/2044	5.000%	1,350,000	1,305,436
County of Bernalillo
Refunding Revenue Bonds
Series 1998
04/01/2027	5.250%	1,775,000	1,824,858
Total			3,130,294
New York 7.6%
Buffalo & Erie County Industrial Land Development Corp.
Refunding Revenue Bonds
Charter School For Applied Technologies Project
Series 2017
06/01/2035	5.000%	1,000,000	1,027,386
Revenue Bonds
Tapestry-Charter School Project
Series 2017
08/01/2037	5.000%	1,300,000	1,317,205
08/01/2047	5.000%	1,000,000	1,001,903
Columbia Intermediate Duration Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of New York
Unlimited General Obligation Bonds
Series 2018E-1
03/01/2034	5.250%	3,000,000	3,197,018
03/01/2035	5.250%	2,500,000	2,661,711
03/01/2037	5.000%	1,120,000	1,179,959
Subordinated Series 2023E-1
04/01/2043	5.250%	6,000,000	6,745,442
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2034	5.000%	5,000,000	5,217,600
Long Island Power Authority
Revenue Bonds
Green Bonds
Series 2023E
09/01/2037	5.000%	900,000	1,037,215
09/01/2038	5.000%	1,500,000	1,723,788
Metropolitan Transportation Authority
Refunding Revenue Bonds
Green Bonds
Series 2017C-1
11/15/2034	5.000%	1,815,000	1,920,575
Revenue Bonds
Series 2016C-1
11/15/2036	5.000%	2,325,000	2,393,812
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2015C
11/01/2026	5.000%	1,000,000	1,013,980
Revenue Bonds
Future Tax Secured
Subordinated Series 2016B-1
08/01/2034	5.000%	4,000,000	4,123,866
Subordinated Series 2017F-1
05/01/2038	5.000%	4,000,000	4,159,615
Subordinated Series 2018
08/01/2036	5.000%	5,555,000	5,900,444
Subordinated Series 2024F-1
02/01/2037	5.000%	5,000,000	5,741,743
New York Power Authority
Revenue Bonds
Green Transmission Project
Series 2023A (AGM)
11/15/2039	5.250%	400,000	471,775
New York State Dormitory Authority
Refunding Revenue Bonds
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2035	4.000%	1,500,000	1,522,244
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2031	5.000%	9,830,000	9,919,426
Series 2018A
03/15/2037	5.250%	1,695,000	1,830,953
Revenue Bonds
Series 2024A
03/15/2041	5.000%	5,000,000	5,633,082
New York State Thruway Authority
Refunding Revenue Bonds
Series 2024P
01/01/2038	5.000%	2,200,000	2,547,447
01/01/2041	5.000%	1,000,000	1,132,977
New York State Urban Development Corp.
Revenue Bonds
Series 2023A
03/15/2035	5.000%	5,000,000	5,792,423
New York Transportation Development Corp.(b)
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2035	5.000%	6,000,000	6,308,909
10/01/2045	4.375%	1,500,000	1,444,735
John F. Kennedy International Airport New Terminal One Project
Series 2024
06/30/2040	5.250%	1,125,000	1,222,328
06/30/2041	5.250%	1,580,000	1,709,258
LaGuardia Airport Terminal C&D
Series 2023
04/01/2035	6.000%	2,500,000	2,819,794
Sustainable Bonds - John F. Kennedy International Airport New Terminal One Project
Series 2023
06/30/2039	5.500%	1,000,000	1,091,693
06/30/2040	5.500%	1,150,000	1,249,499
Port Authority of New York & New Jersey(b)
Refunding Revenue Bonds
Consolidated Bonds
Series 2022
08/01/2039	5.000%	2,000,000	2,135,948
Series 2023-238
07/15/2038	5.000%	4,300,000	4,634,211
Series 2023-242
12/01/2038	5.000%	1,400,000	1,509,719
State of New York
Unlimited General Obligation Bonds
Series 2023B
03/15/2039	5.000%	2,155,000	2,485,583

Columbia Intermediate Duration Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Green Bonds
Series 2023C
11/15/2040	5.250%	1,000,000	1,153,830
MTA Bridges and Tunnels
Series 2023
11/15/2038	5.000%	1,000,000	1,136,676
Revenue Bonds
Series 2024A-1
05/15/2039	5.000%	1,500,000	1,726,831
05/15/2040	5.000%	1,750,000	1,998,324
05/15/2041	5.000%	2,500,000	2,834,469
TBTA Capital Lockbox - City Sales Tax
Series 2023A
05/15/2040	5.000%	875,000	988,216
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2036	5.000%	1,000,000	1,031,239
06/01/2041	5.000%	1,000,000	1,018,428
Westchester County Local Development Corp.
Revenue Bonds
New York Blood Center Project
Series 2024
07/01/2035	5.000%	1,500,000	1,657,955
Total			119,371,234
North Carolina 1.3%
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
The Arc of North Carolina
Series 2017
10/01/2034	5.000%	2,325,000	2,343,111
North Carolina Medical Care Commission
Refunding Revenue Bonds
Presbyterian Homes
Series 2016C
10/01/2031	4.000%	1,000,000	1,002,428
Sharon Towers
Series 2019A
07/01/2029	4.000%	1,970,000	1,917,607
Revenue Bonds
Presbyterian Homes
Series 2020
10/01/2045	4.000%	660,000	608,437
10/01/2045	5.000%	1,500,000	1,549,694
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2015A
01/01/2031	5.000%	2,000,000	2,040,394
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Turnpike Authority
Revenue Bonds
Senior Lien - Triangle Expressway
Series 2019
01/01/2049	5.000%	1,500,000	1,556,794
State of North Carolina
Refunding Revenue Bonds
Series 2014B
06/01/2025	5.000%	5,000,000	5,084,571
University of North Carolina at Greensboro
Refunding Revenue Bonds
General
Series 2017
04/01/2035	4.000%	1,200,000	1,216,221
04/01/2036	4.000%	1,000,000	1,013,450
University of North Carolina at Wilmington
Refunding Revenue Bonds
Student Housing Projects
Series 2016
06/01/2031	4.000%	2,040,000	2,056,540
Total			20,389,247
Ohio 0.6%
County of Franklin
Revenue Bonds
OPRS Communities
Series 2016C
07/01/2029	5.000%	2,000,000	2,010,795
County of Miami
Improvement Refunding Bonds
Kettering Health Network
Series 2019
08/01/2045	5.000%	2,220,000	2,272,260
State of Ohio
Unlimited General Obligation Bonds
Series 2022A
03/01/2037	5.000%	1,000,000	1,146,277
03/01/2038	5.000%	1,500,000	1,712,867
03/01/2039	5.000%	2,000,000	2,267,598
Total			9,409,797
Oklahoma 0.4%
Norman Regional Hospital Authority
Refunding Revenue Bonds
Series 2016
09/01/2027	5.000%	2,000,000	2,013,681
Oklahoma County Finance Authority
Revenue Bonds
Midwest City-Del City Public Schools Project
Series 2024 (BAM)
10/01/2038	5.000%	1,000,000	1,128,748
Columbia Intermediate Duration Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2037	5.250%	2,750,000	2,795,393
11/15/2045	5.250%	250,000	251,854
Total			6,189,676
Oregon 0.8%
Hospital Facilities Authority of Multnomah County
Prerefunded 10/01/24 Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2034	5.125%	1,000,000	1,002,712
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(f)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	7,160,000	4,994,560
Oregon State Lottery
Revenue Bonds
Series 2024A
04/01/2041	5.000%	1,350,000	1,533,426
State of Oregon Department of Transportation
Revenue Bonds
Series 2022A
11/15/2038	5.000%	2,000,000	2,271,994
11/15/2039	5.000%	2,145,000	2,424,933
Total			12,227,625
Pennsylvania 3.6%
Berks County Industrial Development Authority
Prerefunded 05/15/25 Revenue Bonds
Highlands at Wyomissing
Series 2018
05/15/2043	5.000%	350,000	361,596
Refunding Revenue Bonds
Highlands at Wyomissing
Series 2017
05/15/2032	5.000%	1,050,000	1,073,767
05/15/2047	5.000%	1,630,000	1,623,289
Revenue Bonds
Highlands at Wyomissing
Series 2017
05/15/2042	5.000%	1,655,000	1,661,283
Bucks County Industrial Development Authority
Refunding Revenue Bonds
Pennswood Village Project
Series 2018
10/01/2037	5.000%	1,250,000	1,289,595
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018
06/01/2029	5.000%	1,500,000	1,602,079
06/01/2032	5.000%	1,000,000	1,067,101
06/01/2033	5.000%	1,250,000	1,332,970
06/01/2034	5.000%	1,000,000	1,065,817
06/01/2035	5.000%	1,000,000	1,064,166
Cumberland County Municipal Authority
Prerefunded 01/01/25 Revenue Bonds
Diakon Lutheran Social Ministries
Series 2015
01/01/2028	5.000%	1,175,000	1,183,844
Refunding Revenue Bonds
Diakon Lutheran
Series 2015
01/01/2027	5.000%	1,440,000	1,443,605
01/01/2028	5.000%	2,170,000	2,175,880
Delaware River Joint Toll Bridge Commission
Revenue Bonds
Series 2017
07/01/2033	5.000%	2,250,000	2,360,107
Delaware River Port Authority
Revenue Bonds
Series 2018A
01/01/2036	5.000%	2,000,000	2,151,307
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2039	5.000%	2,500,000	2,573,489
Lancaster County Hospital Authority
Revenue Bonds
Moravian Manors, Inc. Project
Series 2019A
06/15/2044	5.000%	1,000,000	938,805
Montgomery County Higher Education and Health Authority
Refunding Revenue Bonds
Thomas Jefferson University Project
Series 2019
09/01/2044	4.000%	1,000,000	943,276
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Acts Retirement - Life Communities
Series 2016
11/15/2036	5.000%	4,315,000	4,411,075
Meadowood Senior Living Project
Series 2018
12/01/2038	5.000%	1,000,000	1,011,245

Columbia Intermediate Duration Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2016
08/15/2026	5.000%	3,770,000	3,893,559
Pennsylvania Economic Development Financing Authority(b)
Revenue Bonds
The PennDOT Major Bridges Package One Project
Series 2022
06/30/2039	5.500%	5,690,000	6,226,231
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Subordinated Series 2017-3
12/01/2037	4.000%	2,975,000	3,010,110
Revenue Bonds
Series 2017A-1
12/01/2037	5.000%	1,250,000	1,308,999
Series 2018A-2
12/01/2036	5.000%	2,500,000	2,679,158
Subordinated Series 2017A
12/01/2042	5.500%	3,000,000	3,096,229
Subordinated Series 2017B-1
06/01/2042	5.000%	5,450,000	5,609,108
Total			57,157,690
Rhode Island 0.1%
Rhode Island Turnpike & Bridge Authority
Refunding Revenue Bonds
Series 2016A
10/01/2033	5.000%	1,300,000	1,331,726
South Carolina 2.1%
County of Florence
Refunding Revenue Bonds
McLeod Regional Medical Center Project
Series 2014
11/01/2032	5.000%	2,500,000	2,506,005
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Episcopal Home Still Hopes
Series 2018
04/01/2038	5.000%	2,000,000	2,010,763
Prisma Health Obligated Group
Series 2018
05/01/2036	5.000%	7,000,000	7,280,428
Revenue Bonds
Lutheran Homes of South Carolina Obligation Group
Series 2013
05/01/2028	5.000%	2,870,000	2,830,302
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Novant Health Obligated Group
Series 2024
11/01/2041	5.250%	2,500,000	2,840,372
Wofford College Project
Series 2019
04/01/2038	5.000%	930,000	981,009
South Carolina Jobs-Economic Development Authority(a)
Revenue Bonds
Series 2015A
08/15/2025	4.500%	260,000	258,395
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2015A
12/01/2026	5.000%	7,000,000	7,062,362
Series 2016A
12/01/2030	5.000%	4,000,000	4,085,911
Series 2016B
12/01/2032	5.000%	3,265,000	3,338,732
Total			33,194,279
South Dakota 0.3%
South Dakota Health & Educational Facilities Authority
Revenue Bonds
Regional Health
Series 2017
09/01/2029	5.000%	1,700,000	1,780,644
09/01/2030	5.000%	2,250,000	2,353,084
Total			4,133,728
Tennessee 0.9%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2029	5.000%	1,000,000	1,010,815
Knox County Health Educational & Housing Facility Board
Refunding Revenue Bonds
Covenant Health Services
Series 2016A
01/01/2042	5.000%	5,815,000	5,903,575
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2031	5.000%	1,000,000	1,025,298
Metropolitan Government of Nashville & Davidson County Electric
Revenue Bonds
Series 2024A
05/15/2041	5.000%	2,000,000	2,274,472
05/15/2042	5.000%	2,250,000	2,547,669
Columbia Intermediate Duration Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Nashville Airport Authority (The)(b)
Revenue Bonds
Subordinated Series 2019B
07/01/2044	5.000%	2,000,000	2,082,033
Total			14,843,862
Texas 8.2%
Austin Independent School District
Unlimited General Obligation Bonds
Series 2023
08/01/2039	5.000%	2,000,000	2,258,048
08/01/2040	5.000%	3,000,000	3,360,467
Bexar County Health Facilities Development Corp.
Refunding Revenue Bonds
Army Retirement Residence Foundation
Series 2018
07/15/2033	5.000%	1,000,000	994,986
Bexar County Hospital District
Limited General Obligation Refunding Bonds
Series 2019
02/15/2034	5.000%	1,000,000	1,054,202
02/15/2038	5.000%	1,250,000	1,312,094
Central Texas Regional Mobility Authority
Prerefunded 07/01/25 Revenue Bonds
Senior Lien
Series 2015A
01/01/2030	5.000%	1,550,000	1,578,768
Central Texas Regional Mobility Authority(f)
Revenue Bonds
Capital Appreciation
Series 2010
01/01/2025	0.000%	1,000,000	982,775
Central Texas Turnpike System(e)
Refunding Revenue Bonds
Second Tier
Series 2024C
08/15/2040	5.000%	1,000,000	1,104,291
City of Austin Airport System
Revenue Bonds
Series 2017A
11/15/2035	5.000%	1,000,000	1,030,395
City of Austin Electric Utility
Refunding Revenue Bonds
Series 2023
11/15/2040	5.000%	5,000,000	5,563,969
City of Beaumont Waterworks & Sewer System
Prerefunded 09/01/25 Revenue Bonds
Subordinated Series 2015A (BAM)
09/01/2030	5.000%	1,000,000	1,017,571
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
Subordinated Series 2015A (BAM)
09/01/2026	5.000%	1,000,000	1,017,371
09/01/2027	5.000%	600,000	611,184
City of Garland Electric Utility System
Refunding Revenue Bonds
Series 2019
03/01/2037	5.000%	1,700,000	1,812,044
City of Houston Airport System
Refunding Revenue Bonds
Subordinated Series 2018B
07/01/2030	5.000%	1,375,000	1,469,999
Subordinated Series 2018D
07/01/2035	5.000%	2,500,000	2,638,693
City of Houston Airport System(b)
Refunding Revenue Bonds
Subordinated Series 2023A (AGM)
07/01/2040	5.250%	3,780,000	4,168,798
City of Houston Combined Utility System
Refunding Revenue Bonds
1st Lien
Series 2016B
11/15/2034	5.000%	5,000,000	5,185,611
First Lien
Subordinated Series 2024A
11/15/2037	5.000%	2,000,000	2,306,007
City of San Antonio Electric & Gas Systems
Revenue Bonds
Series 2024A
02/01/2043	5.250%	2,000,000	2,258,873
Clifton Higher Education Finance Corp.
Revenue Bonds
International Leadership
Series 2015
08/15/2035	5.500%	11,500,000	11,677,861
Crane County Water District
Prerefunded 02/15/25 Unlimited General Obligation Bonds
Series 2015
02/15/2030	5.000%	1,000,000	1,008,725
Grand Parkway Transportation Corp.
Revenue Bonds
Convertible
Subordinated Series 2013
10/01/2030	5.050%	1,000,000	1,080,765
Houston Higher Education Finance Corp.
Revenue Bonds
Rice University Project
Series 2024
05/15/2034	5.000%	10,000,000	11,700,451

Columbia Intermediate Duration Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lancaster Independent School District
Unlimited General Obligation Refunding Bonds
Series 2015 (BAM)
02/15/2029	4.000%	3,000,000	3,013,165
Lower Colorado River Authority
Refunding Revenue Bonds
Series 2015D
05/15/2026	5.000%	695,000	703,976
05/15/2027	5.000%	1,355,000	1,371,772
New Hope Cultural Education Facilities Finance Corp.(h)
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2036	0.000%	2,250,000	1,616,952
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
NCCD-College Station Properties LLC
Series 2015A
07/01/2030	5.000%	7,800,000	7,585,500
North Texas Tollway Authority
Refunding Revenue Bonds
1st Tier
Series 2017A
01/01/2034	5.000%	1,000,000	1,039,627
01/01/2048	5.000%	5,000,000	5,159,392
2nd Tier
Series 2015A
01/01/2032	5.000%	16,800,000	16,892,506
Series 2015B
01/01/2027	5.000%	2,090,000	2,103,471
North Texas Tollway Authority(f)
Refunding Revenue Bonds
First Tier
Series 2008 (AGM)
01/01/2036	0.000%	10,000,000	6,612,036
Plano Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2038	5.000%	1,400,000	1,573,762
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Air Force Villages Project
Series 2016
05/15/2045	5.000%	5,145,000	4,852,566
Buckner Retirement Services
Series 2017
11/15/2037	5.000%	2,175,000	2,197,285
11/15/2046	5.000%	1,250,000	1,236,426
Revenue Bonds
Buckner Retirement Services
Series 2016B
11/15/2046	5.000%	2,000,000	1,965,189
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas Transportation Commission(f)
Revenue Bonds
First Tier Toll
Series 2019
08/01/2038	0.000%	550,000	294,667
Texas Water Development Board
Revenue Bonds
State Water Implementation Fund
Series 2018
10/15/2038	5.000%	3,000,000	3,158,952
Total			128,571,192
Utah 0.3%
City of Salt Lake City Airport(b)
Revenue Bonds
Series 2023A
07/01/2038	5.250%	1,450,000	1,598,453
Intermountain Power Agency
Revenue Bonds
Series 2023A
07/01/2037	5.000%	1,000,000	1,131,321
Salt Lake City Corp. Airport
Revenue Bonds
Series 2017B
07/01/2032	5.000%	1,000,000	1,047,091
07/01/2033	5.000%	1,000,000	1,042,602
Total			4,819,467
Vermont 0.7%
Vermont Educational & Health Buildings Financing Agency
Refunding Revenue Bonds
University of Vermont Medical Center
Series 2016A
12/01/2033	5.000%	10,000,000	10,207,123
Virgin Islands, U.S. 0.2%
Virgin Islands Public Finance Authority(a),(i)
Revenue Bonds
Grant Anticipation
Series 2015
09/01/2030	5.000%	2,320,000	2,335,956
Series 2015
09/01/2033	5.000%	1,000,000	1,007,624
Total			3,343,580
Virginia 0.1%
Henrico County Economic Development Authority
Refunding Revenue Bonds
Westminster Canterbury Project
Series 2018
10/01/2037	5.000%	1,000,000	1,031,836
Columbia Intermediate Duration Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Henrico County Economic Development Authority(j)
Revenue Bonds
Registered Savrs
Series 1992 Escrowed to Maturity (AGM)
08/23/2027	7.403%	50,000	50,000
Total			1,081,836
Washington 2.4%
City of Seattle Municipal Light & Power
Refunding Revenue Bonds
Series 2024
10/01/2042	5.000%	6,245,000	7,041,255
City of Tacoma Electric System
Refunding Revenue Bonds
Series 2024B
01/01/2038	5.000%	500,000	573,144
Energy Northwest
Refunding Revenue Bonds
Columbia Generating Station
Series 2023
07/01/2039	5.000%	4,000,000	4,538,064
Series 2024A
07/01/2038	5.000%	5,500,000	6,371,763
FYI Properties
Refunding Revenue Bonds
Green Bonds - State of Washington DIS Project
Series 2019
06/01/2031	5.000%	5,000,000	5,306,851
King County Public Hospital District No. 1
Limited General Obligation Refunding Bonds
Valley Medical Center
Series 2017
12/01/2031	5.000%	4,000,000	4,115,903
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2025	5.000%	1,420,000	1,417,778
12/01/2030	5.750%	2,820,000	2,845,491
Port of Seattle(b)
Revenue Bonds
Intermediate Lien
Subordinated Series 2019
04/01/2044	4.000%	1,000,000	953,635
University of Washington
Revenue Bonds
Series 2024A
04/01/2038	5.000%	500,000	577,062
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington State Housing Finance Commission
Prerefunded 07/01/25 Revenue Bonds
Heron’s Key
Series 2015A
07/01/2030	6.500%	570,000	584,282
07/01/2035	6.750%	1,090,000	1,119,744
Washington State Housing Finance Commission(a)
Refunding Revenue Bonds
Horizon House Project
Series 2017
01/01/2029	5.000%	840,000	844,939
01/01/2038	5.000%	2,000,000	1,994,111
Total			38,284,022
West Virginia 0.5%
West Virginia Hospital Finance Authority
Refunding Revenue Bonds
Cabell Huntington Hospital Obligation
Series 2018
01/01/2043	5.000%	1,750,000	1,776,143
Revenue Bonds
University Healthcare System
Series 2017
06/01/2042	5.000%	3,665,000	3,754,238
West Virginia University(f)
Revenue Bonds
University System Project
Series 2019A (AMBAC)
04/01/2030	0.000%	3,460,000	2,794,434
Total			8,324,815
Wisconsin 1.1%
Public Finance Authority
Refunding Revenue Bonds
Fellowship Senior Living Project
Series 2019A
01/01/2046	4.000%	2,000,000	1,676,152
Mountain Island Charter Schools
Series 2017
07/01/2037	5.000%	820,000	820,302
07/01/2047	5.000%	1,000,000	999,925
Retirement Housing Foundation
Series 2017 Escrowed to Maturity
11/15/2029	5.000%	2,500,000	2,709,404
11/15/2030	5.000%	1,620,000	1,777,981
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2041	5.000%	250,000	259,817

Columbia Intermediate Duration Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, July 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Public Finance Authority(a)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2037	5.250%	1,000,000	1,012,061
Wisconsin Center District
Refunding Revenue Bonds
Junior Dedicated
Series 1999 (AGM)
12/15/2027	5.250%	1,510,000	1,563,203
Wisconsin Center District(f)
Revenue Bonds
Senior Dedicated - Milwaukee Arena Project
Series 2016
12/15/2033	0.000%	2,200,000	1,506,672
12/15/2034	0.000%	6,665,000	4,364,571
Total			16,690,088
Total Municipal Bonds (Cost $1,571,114,705)			1,573,328,130

Money Market Funds 0.0%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.467%(k)	175,860	175,877
Total Money Market Funds (Cost $175,860)		175,877
Total Investments in Securities (Cost $1,578,940,565)		1,581,154,007
Other Assets & Liabilities, Net		(8,726,434)
Net Assets		$1,572,427,573
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2024, the total value of these securities amounted to $39,253,290, which represents 2.50% of total net assets.

(b)	Income from this security may be subject to alternative minimum tax.
(c)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(d)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2024.

(e)	Represents a security purchased on a when-issued basis.
(f)	Zero coupon bond.
(g)	Variable rate security. The interest rate shown was the current rate as of July 31, 2024.
(h)	Represents a security in default.
(i)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2024, the total value of these securities amounted to $5,712,329, which represents 0.36% of total net assets.

(j)	Represents a variable rate security where the coupon adjusts periodically through an auction process.
(k)	The rate shown is the seven-day current annualized yield at July 31, 2024.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
HUD	U.S. Department of Housing and Urban Development
MTA	Monthly Treasury Average
NPFGC	National Public Finance Guarantee Corporation
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Intermediate Duration Municipal Bond Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT167_10_P01_(09/24)